Condensed Financial Information of the Parent Company Only - Schedule of Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from bank subsidiaries	$ 16,632	$ 23,668
Total assets	1,894,850	1,825,185
Liabilities and Stockholders’ Equity
Subordinated notes	49,486	49,486
Stockholders’ equity	174,229	149,547	$ 136,085	$ 127,411
Total liabilities and stockholders’ equity	1,894,850	1,825,185
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Assets
Cash and due from bank subsidiaries	25,465	15,273
Investment in bank-issued trust preferred securities	1,316	1,249
Investment in subsidiaries	185,685	173,916
Other assets	16,870	13,797
Total assets	229,336	204,235
Liabilities and Stockholders’ Equity
Subordinated notes	49,486	49,486
Deferred tax liability	2,578	1,981
Accrued interest payable and other liabilities	3,043	3,221
Stockholders’ equity	174,229	149,547
Total liabilities and stockholders’ equity	$ 229,336	$ 204,235